ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET - Contract assets, net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Contract assets, net
Contract assets - gross	¥ 319,736	¥ 273,661
Allowance for credit losses	(119,064)	(114,998)
Contract assets, net	¥ 200,672	¥ 158,663